Other investments (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Other investments
Other investments	SFr 5,626	SFr 5,487	SFr 5,964	SFr 5,626
Reclassified amount from non-marketable equity securities to equity method investments, adoption of ASU 2013-8	0	0	0	0
Accumulated depreciation, real estate held for investment	381	391	389	381
Impairment charges	0	0	5	0	SFr 2
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	10	22	41	10
Equity method investments
Other investments
Other investments	2,989	2,938	3,066	2,989
Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,193	1,092	1,292	1,193
of which at net asset value
Other investments
Other investments	601	624	742	601
of which at measurement alternative
Other investments
Other investments	187	193	175	187
of which at fair value
Other investments
Other investments	193	66	161	193
of which at cost less impairment
Other investments
Other investments	212	209	214	212
Real estate held for investment
Other investments
Other investments	173	187	232	173
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	10	22	41	10
Life finance instruments
Other investments
Other investments	1,271	SFr 1,270	1,374	1,271
Bank
Other investments
Other investments	5,554		5,893	5,554
Reclassified amount from non-marketable equity securities to equity method investments, adoption of ASU 2013-8	0		0	0
Accumulated depreciation, real estate held for investment	377		385	377
Impairment charges				0	SFr 2
Bank | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	10		41	10
Bank | Equity method investments
Other investments
Other investments	2,949		3,027	2,949
Bank | Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,184		1,283	1,184
Bank | of which at net asset value
Other investments
Other investments	593		734	593
Bank | of which at measurement alternative
Other investments
Other investments	187		175	187
Bank | of which at fair value
Other investments
Other investments	193		161	193
Bank | of which at cost less impairment
Other investments
Other investments	211		213	211
Bank | Real estate held for investment
Other investments
Other investments	150		209	150
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	10		41	10
Bank | Life finance instruments
Other investments
Other investments	SFr 1,271		SFr 1,374	SFr 1,271